Operations of Subsidiary Adexus S.A. Reclassified as Continuing Operations - Additional Information (Detail) - Adexus S.A.[member]	Dec. 28, 2021	Jan. 09, 2020
Disclosure of Operations of Subsidiary Adexus SA Reclassified as Continuing Operations [Line Items]
Date of Approval of reorganization agreement by creditors	Dec. 28, 2021
Nonadjusting Events new [Member]
Disclosure of Operations of Subsidiary Adexus SA Reclassified as Continuing Operations [Line Items]
Percentage of favorable vote for reorganization by pledge creditors		80.00%
Percentage of favorable vote for reorganization by unsecured creditors		85.00%
Time period to repay reorganized liabilities		6 years